Consolidated Statements of Changes in Stockholders' (Deficit) Equity - 11 months ended Dec. 31, 2023 - USD ($)	Class A Common Stock	Class B Common Stock	Members’ Contribution Amount	Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 15, 2023
Balance (in Shares) at Feb. 15, 2023
Members’ Contribution of Capital			12,500				12,500
Merger Recapitalization (Note 1)		$ 430	(12,500)		12,070
Merger Recapitalization (Note 1) (in Shares)		4,300,000
Issuance of common stock upon Business Combination	$ 449				(447,443)		(446,994)
Issuance of common stock upon Business Combination (in Shares)	4,488,642
Meteora Forward Purchase Agreement Shares	$ 94			(2,608,141)	2,608,047
Meteora Forward Purchase Agreement Shares (in Shares)	939,614
Net loss						(300,176)	(300,176)
Balance at Dec. 31, 2023	$ 543	$ 430		$ (2,608,141)	$ 2,172,674	$ (300,176)	$ (734,670)
Balance (in Shares) at Dec. 31, 2023	5,428,256	4,300,000